EMPLOYEE BENEFITS (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Fair value of plan assets at the beginning of the year	R$ 3,683,575	R$ 3,713,099
Return on plan assets (less interest income)	261,933	33,322	R$ (62,338)
Fair value of plan assets at the end of the year	3,526,884	3,683,575	3,713,099
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets at the beginning of the year	(3,683,575)	(3,713,099)	(3,572,869)
Interest income	(444,752)	(335,322)	(401,054)
Benefits Paid	341,856	333,037	324,750
Participant contributions made in the year	(1,178)	(1,348)	(1,404)
Employer contributions made in the year	(1,168)	(165)	(184)
Return on plan assets (less interest income)	261,933	33,322	(62,338)
Fair value of plan assets at the end of the year	R$ (3,526,884)	R$ (3,683,575)	R$ (3,713,099)